Offerings - Offering: 1	Apr. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00066 per share
Amount Registered | shares	4,110,673
Proposed Maximum Offering Price per Unit	3.14
Maximum Aggregate Offering Price	$ 12,907,513.22
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,782.53
Offering Note	(1) Consists of 4,110,673 shares of our common stock issued or issuable to the selling stockholders. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares we are registering under this registration statement include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares we are registering as a result of stock splits, stock dividends or similar transactions. (2) Proposed Maximum Offering Price Per Unit estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, on the basis of the average of the high and low prices for a share of the registrant's common stock as reported on the NYSE American on April 20, 2026, which date is a date within five business days prior to the filing of this registration statement, rounded up to the nearest cent.